CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Statement [Abstract]
Revenue	$ 2,024,757	$ 2,084,415	$ 6,122,242	$ 6,138,823
Costs and expenses:
Direct costs	1,532,925	1,538,951	4,673,190	4,443,967
Selling, general and administrative	196,850	197,049	591,766	600,439
Depreciation and amortization of intangible assets	94,422	99,030	275,520	292,706
Transaction and integration related	233	7,020	5,949	19,141
Restructuring	1,486	0	32,466	82,296
Loss on disposal of subsidiary undertaking	0	0	32,947	0
Goodwill impairment	0	364,248	0	364,248
Impairment of non-financial assets	0	101,027	0	101,027
Total costs and expenses	1,825,916	2,307,325	5,611,838	5,903,824
Income / (loss) from operations	198,841	(222,910)	510,404	234,999
Interest income	5,612	1,761	10,588	5,617
Interest expense	(66,175)	(50,243)	(162,959)	(148,003)
Income / (loss) before income tax expense	138,278	(271,392)	358,033	92,613
Income tax expense	(32,446)	(12,791)	(74,868)	(12,468)
Income / (loss) before share of net gains from equity method investments	105,832	(284,183)	283,165	80,145
Share of net gains from equity method investments	16,298	0	16,298	0
Net income / (loss)	$ 122,130	$ (284,183)	$ 299,463	$ 80,145
Net income / (loss) per Ordinary Share:
Basic (in USD per share)	$ 1.59	$ (3.67)	$ 3.90	$ 1.01
Diluted (in USD per share)	$ 1.58	$ (3.67)	$ 3.87	$ 1.01
Weighted average number of ordinary shares outstanding:
Basic (in shares)	76,932,640	77,373,534	76,785,939	79,057,239
Diluted (in shares)	77,404,061	77,373,534	77,345,757	79,518,086